CHANGES IN FUTURE ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2011
CHANGES IN FUTURE ACCOUNTING STANDARDS
4.	CHANGES IN FUTURE ACCOUNTING STANDARDS
There were no new pronouncements issued by the FASB that may materially impact the company’s consolidated financial statements for future periods.